Basic and diluted net income per share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company		¥ 2,493,235	$ 383,207	¥ 1,523,918	¥ 1,033,243
Interest expenses of convertible notes | ¥		20,820		81,085	0
Numerator for diluted income per share | ¥		¥ 2,514,055		¥ 1,605,003	¥ 1,033,243
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	[1]	1,186,460,144	1,186,460,144	1,127,343,312	1,125,189,978
Dilutive effect of share options		376,918	376,918	684,455	2,711,486
Dilutive effect of restricted share units		11,598,378	11,598,378	15,816,362	22,929,699
Dilutive effect of convertible bonds	[2]	18,202,301	18,202,301	72,267,200	0
Denominator for diluted calculation (in shares)	[1]	1,216,637,741	1,216,637,741	1,216,111,329	1,150,831,163
Basic net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 2.1	$ 0.32	¥ 1.35	¥ 0.92
Diluted net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 2.07	$ 0.32	¥ 1.32	¥ 0.9
American Depository Shares [Member]
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	[1]	59,323,007	59,323,007	56,367,166	56,259,499
Denominator for diluted calculation (in shares)	[1]	60,831,887	60,831,887	60,805,566	57,541,558
Basic net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 42.03	$ 6.46	¥ 27.04	¥ 18.37
Diluted net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 41.33	$ 6.35	¥ 26.4	¥ 17.96

[1]	Each ADS represents 20 common shares.
[2]	The weighted average number of common shares outstanding which could potentially dilute basic earnings per share in the future related to the 2019 Convertible Senior Notes was 72,267,200 and 18,202,301 for the years ended December 31, 2016 and 2017 respectively. The 2019 Convertible Senior Notes were included in the computation of diluted earnings per share in 2017 and 2016 because the inclusion of such instrument would be dilutive, while it was excluded in 2015 because the inclusion of such instrument would be anti-dilutive.